Derivatives and hedging activities (Details 3) (CHF) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Fair value hedges
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in income on derivatives	373	50	257	423	(15)
Gains/(losses) recognized in income on hedged items	(388)	(62)	(282)	(450)	(12)
Net gains/(losses) on the ineffective portion	(15)	(12)	(25)	(27)	(27)
Fair value hedges | Interest rate derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in income on derivatives	385	51	248	436	(13)
Gains/(losses) recognized in income on hedged items	(398)	(64)	(273)	(462)	(14)
Fair value hedges | Foreign exchange derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in income on derivatives	(12)	(1)	9	(13)	(2)
Gains/(losses) recognized in income on hedged items	10	2	(9)	12	2
Cash flow hedges
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	(4)	14	3	10	0
Gains/(losses) reclassified from AOCI into income	0	0	14	0	31
Expected reclassification of net gains/(losses) from AOCI into earnings during the next 12 months	(9)
Cash flow hedges | Interest rate derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	1	(1)	0	0	0
Cash flow hedges | Foreign exchange derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	(5)	15	3	10	0
Gains/(losses) reclassified from AOCI into income	0	0	14	0	31
Net investment hedges
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	(467)	266	955	(201)	1,000
Gains/(losses) reclassified from AOCI into income	0	77	1	77	(2)
Net investment hedges | Foreign exchange derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	(467)	266	955	(201)	1,000
Gains/(losses) reclassified from AOCI into income	0	77	1	77	(2)